tr

QRAFT AI-ENHANCED U.S. LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

COMMON STOCKS — 99.8%	Shares	Fair Value
Communications — 13.7%
Airbnb, Inc., Class A(a)	318	$ 41,712
AppLovin Corporation, Class A(a)	212	78,353
Booking Holdings, Inc.	23	108,964
Comcast Corporation, Class A	2,665	89,704
DoorDash, Inc., Class A(a)	283	53,439
Electronic Arts, Inc.	201	24,705
Expedia Group, Inc.(a)	101	17,266
Grab Holdings Ltd.(a)	3,381	15,485
Interpublic Group of Companies, Inc. (The)	377	10,809
Lumen Technologies, Inc.(a)	1,351	6,674
Lyft, Inc.(a)	548	7,420
Meta Platforms, Inc., Class A	1,474	1,015,850
Netflix, Inc.(a)	292	285,214
News Corporation, Class A	384	10,798
Paramount Global, Class B	759	8,258
Pinterest, Inc., Class A(a)	521	17,172
ROBLOX Corporation, Class A(a)	471	33,474
Roku, Inc.(a)	134	11,090
Snap, Inc., Class A(a)	1,287	14,530
Take-Two Interactive Software, Inc.(a)	138	25,600
T-Mobile US, Inc.	798	185,910
VeriSign, Inc.(a)	81	17,415
Zillow Group, Inc., Class C(a)	167	13,731
		2,093,573
Consumer Discretionary — 5.4%
Autoliv, Inc.	90	8,699
AutoNation, Inc.(a)	47	8,862
AutoZone, Inc.(a)	12	40,203
AZEK Company, Inc. (The)(a)	171	8,760
Beacon Roofing Supply, Inc.(a)	77	9,112
Best Buy Company, Inc.	185	15,884
BorgWarner, Inc.	259	8,262
Builders FirstSource, Inc.(a)	102	17,063
Columbia Sportswear Company	80	7,064
DraftKings, Inc., Class A(a)	424	17,787
eBay, Inc.	380	25,642
Etsy, Inc.(a)	143	7,852
Ford Motor Company	2,985	30,089
Fortune Brands Innovations, Inc.	135	9,675
General Motors Company	807	39,914
Gildan Activewear, Inc.	179	9,238
Grand Canyon Education, Inc.(a)	41	7,201
Hasbro, Inc.	157	9,081
Hilton Worldwide Holdings, Inc.	178	45,580
Lear Corporation	74	6,963
Lowe's Companies, Inc.	395	102,715
Magna International, Inc.	276	10,949
Marriott International, Inc., Class A	200	58,118
Masco Corporation	194	15,381
MercadoLibre, Inc.(a)	36	69,199
MGM Resorts International(a)	303	10,447
Mohawk Industries, Inc.(a)	73	8,928
NIKE, Inc., Class B	848	65,212

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Consumer Discretionary — 5.4% - continued
O'Reilly Automotive, Inc.(a)	42	$ 54,366
Planet Fitness, Inc., Class A(a)	92	9,951
Ralph Lauren Corporation	43	10,737
RH(a)	22	9,220
Service Corp International	142	11,093
Vail Resorts, Inc.	44	7,485
VF Corporation	427	11,089
Whirlpool Corporation	68	7,141
Wingstop, Inc.	32	9,533
Wyndham Hotels & Resorts, Inc.	88	9,242
Yum China Holdings, Inc.	330	15,263
		829,000
Consumer Staples — 9.9%
Altria Group, Inc.	1,209	63,146
Archer-Daniels-Midland Company	393	20,133
BellRing Brands, Inc.(a)	134	10,365
Clorox Company (The)	106	16,820
Conagra Brands, Inc.	449	11,625
Constellation Brands, Inc., Class A	139	25,131
Costco Wholesale Corporation	303	296,904
Dollar Tree, Inc.(a)	193	14,157
Estee Lauder Companies, Inc. (The), Class A	205	17,103
General Mills, Inc.	427	25,680
Hormel Foods Corporation	483	14,480
J M Smucker Company (The)	103	11,010
Kellanova	276	22,557
Keurig Dr Pepper, Inc.	1,024	32,870
Kraft Heinz Company (The)	930	27,751
Molson Coors Beverage Company, Class B	193	10,567
Mondelez International, Inc. – Class A	959	55,613
PepsiCo, Inc.	947	142,704
Philip Morris International, Inc.	1,077	140,225
Tyson Foods, Inc., Class A	254	14,348
Walgreens Boots Alliance, Inc.	960	9,869
Walmart, Inc.	5,449	534,874
		1,517,932
Energy — 1.5%
Antero Midstream Corporation	559	8,966
Baker Hughes Company	752	34,728
ChampionX Corporation	259	7,418
Kinder Morgan, Inc.	1,625	44,655
Marathon Petroleum Corporation	242	35,262
ONEOK, Inc.	79	7,670
Plains All American Pipeline, L.P.	681	13,484
South Bow Corporation	290	6,931
TechnipFMC plc	409	12,290
Williams Companies, Inc. (The)	887	49,166
		220,570
Financials — 3.5%
Bank of New York Mellon Corporation (The)	536	46,058
Blackstone, Inc.	507	89,794
Blue Owl Capital Corporation	506	7,646
Citizens Financial Group, Inc.	377	17,934
CME Group, Inc.	257	60,786
Commerce Bancshares, Inc.	147	9,820
Evercore, Inc., Class A	39	11,360
F&G Annuities & Life, Inc.	171	7,851

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Financials — 3.5% - continued
First American Financial Corporation	127	$ 8,029
Hanover Insurance Group, Inc. (The)	47	7,195
Home BancShares, Inc.	260	7,849
Invesco Ltd.	505	9,711
Janus Henderson Group plc	190	8,537
Jefferies Financial Group, Inc.	184	14,148
KeyCorporation	875	15,733
Moelis & Company, Class A	96	7,516
Old Republic International Corporation	268	9,803
PennyMac Financial Services, Inc.	69	7,224
Primerica, Inc.	35	10,156
Principal Financial Group, Inc.	200	16,490
Robinhood Markets, Inc., Class A(a)	609	31,637
State Street Corporation	233	23,677
Stifel Financial Corporation	102	11,817
TPG, Inc.	122	8,205
Truist Financial Corporation	976	46,476
Valley National Bancorp	768	7,895
Willis Towers Watson PLC	79	26,036
Zions Bancorporation	165	9,547
		538,930
Health Care — 17.8%
AbbVie, Inc.	1,210	222,518
Agilent Technologies, Inc.	219	33,183
Align Technology, Inc.(a)	67	14,680
Alnylam Pharmaceuticals, Inc.(a)	102	27,674
Amgen, Inc.	375	107,033
Bausch + Lomb Corporation(a)	433	7,513
Becton Dickinson and Company	211	52,244
Biogen, Inc.(a)	121	17,416
Bio-Rad Laboratories, Inc., Class A(a)	26	9,383
Blueprint Medicines Corporation(a)	84	9,453
Bristol-Myers Squibb Company	1,429	84,240
Cardinal Health, Inc.	193	23,866
Centene Corporation(a)	398	25,484
Cigna Group (The)	200	58,842
CVS Health Corporation	926	52,300
Danaher Corporation	502	111,815
DexCom, Inc.(a)	308	26,744
Elanco Animal Health, Inc.(a)	625	7,519
Eli Lilly & Company	644	522,335
Encompass Health Corporation	107	10,622
Exelixis, Inc.(a)	298	9,879
GE HealthCare Technologies, Inc.	353	31,170
Gilead Sciences, Inc.	878	85,342
Henry Schein, Inc.(a)	135	10,800
Illumina, Inc.(a)	133	17,654
Incyte Corporation(a)	182	13,497
Insmed, Inc.(a)	172	13,172
Ionis Pharmaceuticals, Inc.(a)	208	6,635
Johnson & Johnson	1,647	250,590
Labcorp Holdings, Inc.	72	17,986
Masimo Corporation(a)	57	9,931
McKesson Corporation	91	54,122
Medtronic PLC	908	82,465
Merck & Company, Inc.	1,739	171,848
Mettler-Toledo International, Inc.(a)	18	24,560
Moderna, Inc.(a)	344	13,560

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Health Care — 17.8% - continued
Pfizer, Inc.	3,950	$ 104,754
QIAGEN N.V.	223	9,939
Quest Diagnostics, Inc.	99	16,147
Regeneron Pharmaceuticals, Inc.(a)	78	52,492
STERIS plc	84	18,535
Thermo Fisher Scientific, Inc.	264	157,805
Vertex Pharmaceuticals, Inc.(a)	183	84,487
Viatris, Inc.	1,088	12,273
Zimmer Biomet Holdings, Inc.	167	18,283
		2,712,790
Industrials — 10.5%
3M Company	394	59,967
A O Smith Corporation	132	8,884
AECOM	122	12,864
Aramark	273	10,622
Belden, Inc.	58	6,755
Boeing Company (The)(a)	524	92,495
Caterpillar, Inc.	334	124,061
CH Robinson Worldwide, Inc.	113	11,242
Crane Company	62	10,560
CSX Corporation	1,408	46,281
Cummins, Inc.	102	36,338
Expeditors International of Washington, Inc.	127	14,425
Gates Industrial Corporation plc(a)	343	7,097
GE Vernova, LLC	197	73,456
Generac Holdings, Inc.(a)	63	9,408
General Electric Company	750	152,677
Honeywell International, Inc.	453	101,345
Illinois Tool Works, Inc.	212	54,942
Jacobs Solutions, Inc.	110	15,415
Johnson Controls International plc	491	38,298
KBR, Inc.	151	8,217
Keysight Technologies, Inc.(a)	139	24,791
L3Harris Technologies, Inc.	144	30,529
Lockheed Martin Corporation,	167	77,313
MasTec, Inc.(a)	79	11,462
Norfolk Southern Corporation	167	42,635
Northrop Grumman Corporation	106	51,651
Robert Half, Inc.	120	7,775
Rollins, Inc.	403	19,949
RTX Corporation	927	119,536
Ryder System, Inc.	51	8,130
Stanley Black & Decker, Inc.	147	12,946
Teledyne Technologies, Inc.(a)	39	19,942
Textron, Inc.	172	13,160
TransDigm Group, Inc.	41	55,487
TriNet Group, Inc.	73	6,817
United Parcel Service, Inc., - Class B	520	59,400
Valmont Industries, Inc.	25	8,294
Veritiv Holdings Company	284	33,234
Waste Management, Inc.	288	63,435
Westinghouse Air Brake Technologies Corporation	134	27,861
WillScot Holdings Corporation(a)	230	8,524
Woodward, Inc.	62	11,486
		1,609,706
Materials — 3.1%
Alcoa Corporation	267	9,430

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Materials — 3.1% - continued
Amcor PLC	1,349	$ 13,112
Barrick Gold Corporation	1,401	22,934
Berry Global Group, Inc.	132	8,965
Carlisle Companies, Inc.	40	15,578
Corteva, Inc.	525	34,268
Dow, Inc.	560	21,868
DuPont de Nemours, Inc.	328	25,190
Element Solutions, Inc.	303	7,820
Franco-Nevada Corporation	160	21,754
International Flavors & Fragrances, Inc.	215	18,724
Linde plc	332	148,113
Nutrien Ltd.	410	21,168
Packaging Corporation of America	76	16,163
Southern Copper Corporation	568	52,040
Steel Dynamics, Inc.	133	17,051
Teck Resources Ltd., Class B	426	17,415
Valvoline, Inc.(a)	184	6,828
		478,421
Real Estate — 3.3%
American Tower Corporation - REIT	334	61,772
Americold Realty Trust, Inc. - REIT	356	7,779
Brixmor Property Group, Inc. - REIT	330	8,600
BXP, Inc. - REIT	154	11,264
CBRE Group, Inc., Class A(a)	233	33,724
Cousins Properties, Inc. - REIT	229	6,991
Crown Castle, Inc. - REIT	331	29,552
CubeSmart- REIT	235	9,800
Equity LifeStyle Properties, Inc. - REIT	182	11,912
Equity Residential - REIT	305	21,542
Essex Property Trust, Inc. - REIT	56	15,936
Host Hotels & Resorts, Inc. - REIT	673	11,246
Invitation Homes, Inc. - REIT	524	16,323
Iron Mountain, Inc. - REIT	231	23,463
Jones Lang LaSalle, Inc.(a)	46	13,009
Kilroy Realty Corporation - REIT	167	6,516
Kite Realty Group Trust - REIT	288	6,667
Lamar Advertising Company, Class A - REIT	88	11,125
Macerich Company (The) - REIT	354	7,356
Mid-America Apartment Communities, Inc. - REIT	101	15,411
Omega Healthcare Investors, Inc. - REIT	275	10,192
Phillips Edison & Company, Inc. - REIT	177	6,430
Public Storage - REIT	130	38,802
Simon Property Group, Inc. - REIT	240	41,726
SL Green Realty Corporation - REIT	100	6,739
STAG Industrial, Inc. - REIT	227	7,759
Sun Communities, Inc. - REIT	114	14,421
UDR, Inc. - REIT	304	12,689
Ventas, Inc. - REIT	342	20,664
Weyerhaeuser Company - REIT	615	18,831
		508,241
Technology — 29.7%+
Adobe, Inc.(a)	305	133,421
Amdocs Ltd.	118	10,406
Analog Devices, Inc.	351	74,373
Apple, Inc.	5,238	1,236,168
Atlassian Corporation, Class A(a)	123	37,734
Autodesk, Inc.(a)	157	48,880
Automatic Data Processing, Inc.	286	86,661

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Technology — 29.7%+ - continued
Block, Inc.(a)	419	$ 38,054
Box, Inc., Class A(a)	209	6,979
CCC Intelligent Solutions Holdings, Inc.(a)	723	8,033
Check Point Software Technologies Ltd.(a)	94	20,494
Ciena Corporation(a)	138	12,025
Cirrus Logic, Inc.(a)	72	7,232
Cisco Systems, Inc.	2,742	166,165
Clearwater Analytics Holdings, Inc., Class A(a)	260	7,322
Coinbase Global, Inc., Class A(a)	152	44,282
CommVault Systems, Inc.(a)	53	8,441
Confluent, Inc., Class A(a)	300	8,904
Corning, Inc.	651	33,904
Corpay, Inc.(a)	57	21,688
Dell Technologies, Inc., Class C	272	28,179
Dolby Laboratories, Inc., Class A	86	7,201
Doximity, Inc., Class A(a)	153	9,042
Dropbox, Inc., CLASS A(a)	274	8,809
Dun & Bradstreet Holdings, Inc.	582	7,159
Euronet Worldwide, Inc.(a)	64	6,304
F5, Inc.(a)	54	16,052
Fair Isaac Corporation(a)	19	35,598
Fidelity National Information Services, Inc.	406	33,077
Fiserv, Inc.(a)	400	86,416
Fortinet, Inc.(a)	553	55,787
Gitlab, Inc., Class A(a)	157	11,423
Global-e Online Ltd.(a)	177	10,601
Guidewire Software, Inc.(a)	77	16,268
HashiCorp, Inc., Class A(a)	212	7,250
Hewlett Packard Enterprise Company	1,052	22,292
HP, Inc.	740	24,050
Informatica, Inc., Class A(a)	312	8,012
International Business Machines Corporation	639	163,392
Intuit, Inc.	194	116,693
Jabil, Inc.	100	16,241
Juniper Networks, Inc.	316	11,016
KLA Corporation	96	70,871
Kyndryl Holdings, Inc.(a)	259	9,832
Lam Research Corporation	915	74,161
Leidos Holdings, Inc.	114	16,191
Lumentum Holdings, Inc.(a)	88	7,485
Marvell Technology, Inc.	615	69,409
Mastercard, Inc., Class A	620	344,366
Microchip Technology, Inc.	424	23,023
Micron Technology, Inc.	792	72,262
MKS Instruments, Inc.	79	8,949
NetApp, Inc.	167	20,391
Nutanix, Inc., Class A(a)	239	16,435
NXP Semiconductors N.V.	188	39,207
Okta, Inc.(a)	155	14,604
Paylocity Holding Corporation(a)	55	11,304
PayPal Holdings, Inc.(a)	716	63,423
Pegasystems, Inc.	96	10,396
Q2 Holdings, Inc.(a)	76	7,233
Qorvo, Inc.(a)	114	9,460
QUALCOMM, Inc.	771	133,330
Salesforce, Inc.	656	224,154
Samsara, Inc., Class A(a)	263	13,545
Science Applications International Corporation	65	7,038

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Technology — 29.7%+ - continued
Seagate Technology Holdings PLC	184	$ 17,730
Semtech Corporation(a)	116	7,767
ServiceNow, Inc.(a)	142	144,609
Shopify, Inc.(a)	850	99,280
Snowflake, Inc., Class A(a)	245	44,470
TD SYNNEX Corporation	87	12,398
Thomson Reuters Corporation	326	54,850
TransUnion	169	16,773
Twilio, Inc., Class A(a)	136	19,935
Ubiquiti, Inc.	52	20,984
UiPath, Inc., Class A(a)	593	8,432
Unity Software, Inc.(a)	429	9,524
Upstart Holdings, Inc.(a)	119	7,705
Varonis Systems, Inc.(a)	155	7,031
Verisk Analytics, Inc.	108	31,044
Western Digital Corporation(a)	293	19,083
WEX, Inc.(a)	47	8,643
Wix.com Ltd.(a)	54	12,900
Workiva, Inc.(a)	67	6,581
Zebra Technologies Corporation, Class A(a)	44	17,245
		4,546,081
Utilities — 1.4%
Dominion Energy, Inc.	631	35,077
Duke Energy Corporation	553	61,931
Edison International	305	16,470
Eversource Energy	308	17,765
NRG Energy, Inc.	176	18,029
PPL Corporation	606	20,362
Vistra Corporation	255	42,848
		212,482

Total Common Stocks (Cost $14,385,655)		15,267,726

Total Investments — 99.8% (Cost $14,385,655)		15,267,726

Other Assets in Excess of Liabilities — 0.2%		35,413

TOTAL NET ASSETS — 100.0%		$ 15,303,139

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamloze Vennootschap
PLC	- Public Limited Company
REIT	-Real Estate Investment Trust
(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.